Share-based compensation (Details 3) ¥ in Millions		1 Months Ended	12 Months Ended
	Oct. 31, 2020 $ / shares shares	May 31, 2015 $ / shares shares	Dec. 31, 2021 CNY (¥) $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥) shares
Share-based compensation
Share-based compensation expenses				¥ 9,134		¥ 4,156		¥ 3,695
Employees and Non-employees
Share-based compensation
Weighted-average period over which share-based compensation expense is expected to be recognized				2 years
Share Incentive Plan | Options | Founder
Share-based compensation
Vesting schedule		10 years
Share-based compensation expenses				¥ 73		¥ 104		¥ 134
Unrecognized share-based compensation expense related to the share options granted			¥ 109	¥ 109
Weighted-average period over which share-based compensation expense is expected to be recognized				3 years 4 months 24 days
Share Incentive Plan | Options | Founder | Each anniversary
Share-based compensation
Vesting percentage (as a percent)		10.00%
Share Incentive Plan | Options | Founder | Class A ordinary shares
Share-based compensation
Granted (in shares) | shares		26,000,000
Exercise price | $ / shares		$ 16.70
Share Incentive Plan | Options | Founder | ADS
Share-based compensation
Exercise price | $ / shares		$ 33.40
JD Logistics Plan | Options | Employees and Non-employees
Share-based compensation
Granted (in shares) | shares				30,030,446		224,511,105		83,476,500
Share-based compensation expenses				¥ 1,162		¥ 640		¥ 572
Weighted average grant date fair value of options granted | $ / shares			¥ 4.31		$ 2.00		$ 1.67
Unrecognized share-based compensation expense related to the share options granted			¥ 1,589	¥ 1,589
Weighted-average period over which share-based compensation expense is expected to be recognized				4 years 6 months
JD Logistics Plan | Options | Liu
Share-based compensation
Granted (in shares) | shares	99,186,705
Exercise price | $ / shares	$ 0.01
JD Health | Options
Share-based compensation
Granted (in shares) | shares				0
JD Health | Options | Employees and Non-employees
Share-based compensation
Granted (in shares) | shares	53,042,516
Vesting schedule	6 years
Vesting percentage (as a percent)	16.70%
Share-based compensation expenses				¥ 1,133		¥ 331
Weighted average grant date fair value of options granted | $ / shares					$ 7.45
Unrecognized share-based compensation expense related to the share options granted			¥ 1,962	¥ 1,962
Weighted-average period over which share-based compensation expense is expected to be recognized				5 years 9 months 18 days
JD Health | Options | Liu
Share-based compensation
Exercise price | $ / shares	$ 0.0000005
Vesting schedule	6 years
Vesting percentage (as a percent)	16.70%
JD Health Plan | Options | Employees and Non-employees
Share-based compensation
Granted (in shares) | shares						94,770,812